RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	2012	2013	2014
	RMB	RMB	RMB
Commissions from Homeinns (a)	35,932,452	38,709,984	38,139,325
Commissions from Hanting (a)	10,988,806	17,127,847	19,234,632
Consideration for disposal of majority equity share of Starway Hong Kong to Hanting	17,131,759	16,459,926	—
Shareholders’ loan and interest to Skyseas (c)	—	—	505,955,950
Entrusted loan and interest to a technology company focusing on hotel customer reviews (b)	—	13,374,109	694,577
Commissions from Starway Hong Kong (d)	7,118,150	6,146,474	—
Commissions to LY.com (e)	—	—	76,093,733
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”) (f)	32,989,774	32,738,333	27,197,283
Printing expenses to Joyu Tourism Operating Group (“Joyu”) (g)	2,160,000	—	—

(a)

The Company’s hotel supplier, Homeinns has two directors in common with the Company. Homeinns closed the acquisition of Motel 168 International Holdings Limited (“Motel 168”) on September 30, 2011 and consolidated its financial results thereafter. Commissions from Homeinns presented above include the commissions from Motel 168 starting from October 1, 2011 to December 31, 2014. Another hotel supplier, Hanting,  has a director in common with the Company and a director who is a family member of one of our officers. In May 2012, the Company sold 51% equity interest of Starway Hong Kong to Hanting with a total consideration of RMB17.1 million and deconsolidated Starway Hong Kong upon the closing of the deal. On November 30, 2013, Hanting further acquired 49% equity interest of Starway Hong Kong from the Company with a total consideration of RMB16.5 million. The remaining purchase price of RMB12.25 million will be paid in a 3-year installment plan. From then on, the Company does not directly hold any equity interest of Starway Hong Kong. Commissions from Hanting presented above include the commissions from Starway Hong Kong starting from December 1, 2013 to December 31, 2013. Homeinns and Hanting have entered into agreements with us, respectively, to provide hotel rooms for our customers. Commissions from Homeinns and Hanting for the years ended December 31, 2012, 2013 and 2014 are presented as above.

(b)

In September 2013, the Company entered into agreements with a technology company focusing on hotel customer reviews to provide entrusted loan of RMB13 million. The entrusted loan has a one-year maturity period. The balance of entrusted loan together with the interest for the year ended December 31, 2013 is presented as above.

(c)

As of December 31, 2014, the Company provided shareholder’s loan of US$80 million to Skyseas. The interest rate is 3% per annum currently and shall be subject to annual review and adjustment with mutual consent. The loan is guaranteed by a vessel mortgage and shall be paid back by installments through 2020. The balance of the loan together with the interest for the year ended December 31, 2014 is presented as above.

(d)

Starway Hong Kong entered into agreements with the Company to provide hotel rooms for our customers. Commissions from Starway Hong Kong started from the deconsolidation date to the year ended December 31, 2012 and started from January 1, 2013 to November 30, 2013 is presented as above.

(e)

In April, 2014, the Company purchased a minority stake of LY.com. The Company has entered into agreements to provide hotel rooms to LY.com. Commissions to LY.com starting from April, 2014 to December 31, 2014 are presented as above.

(f)	The Company’s tour package supplier, Ananda is an associate of Wing On Travel. Tour package purchase from Ananda for the years ended December 31, 2012, 2013 and 2014 is presented as above.

(g)

The Company entered into printing agreements with TripTX Travel Media Group, one of the subsidiaries of Joyu  Tourism  Operating  Group. Joyu  Tourism  Operating  Group has a director in common with the Company. Total printing expense to Joyu  Tourism  Operating  Group for the years ended December 31, 2012 are presented as above.

Significant balances with related parties

	2013	2014
	RMB	RMB
Due from related parties, current:
Due from Hanting	5,592,854	6,402,931
Due from Homeinns	3,029,166	4,166,006
Due from a company operates hotel public sentiment information management system	13,152,649	—
	21,774,669	10,568,937

Due from related parties, non-current:
Due from Skyseas	—	505,955,950
Due from Hanting	8,166,667	4,083,334
	8,166,667	510,039,284

Due to related parties, current:
Due to LY.com	—	10,250,334
Due to Ananda	10,216,780	5,798,769
Due to Hanting	1,000,000	1,000,000
	11,216,780	17,049,103